SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2025
Share-based Payment Arrangements [Abstract]
SHARE-BASED PAYMENTS	SHARE-BASED PAYMENTS
At December 31, 2025, Pembina has the following share-based payment arrangements:
Share Option Plan (Equity-Settled)
Pembina maintains a share option plan under which eligible employees were previously granted options to purchase shares of Pembina. Effective May 2024, Pembina ceased granting any new options under this plan. All options outstanding as at December 31, 2025 relate to grants made prior to May 2024 and will continue to be governed by their original terms until expiry. No new options will be granted in future periods.
Long-Term Share Unit Award Incentive Plan (Cash-Settled)
Pembina has a long-term share unit award incentive plan. Under the share-based compensation plan, awards of restricted ("RSU") and performance ("PSU") share units are made to officers and employees. The plan results in participants receiving cash compensation based on the value of the underlying notional shares granted under the plan. Payments are based on the trading value of Pembina's common shares plus notional dividends and performance of Pembina.
Pembina also has a deferred share unit ("DSU") plan. Under the DSU plan, directors are required to take at least 50 percent of total director compensation as DSUs, until such time that they have met certain share ownership guidelines. A DSU is a notional share that has the same value as one Pembina common share. Its value changes with Pembina's share price. DSUs do not have voting rights but they accrue dividends as additional DSU units, at the same rate as dividends paid on Pembina's common shares. DSUs are paid out when a director retires from the board and are redeemed for cash using the weighted average trading price of common shares on the Toronto Stock Exchange ("TSX") for the last five trading days before the redemption date, multiplied by the number of DSUs the director holds.
Terms and Conditions of Share Option Plan and Share Unit Award Incentive Plan
Share Option Plan
Share options vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date and one-third on the third anniversary of the grant date and have a contractual life of seven years.
Long-Term Share Unit Award Incentive Plan(1)
The total long-term share unit awards granted to Officers, Board of Directors, and employees during the year were as follows:

Grant year (thousands of units)	PSUs (2)	RSUs (2)	DSUs	Total
2024	780	1,359	32	2,171
2025	672	1,194	27	1,893
(1)    Distribution units are granted in addition to RSU and PSU grants based on notional accrued dividends.
(2)    Contractual life of 3 years.
PSUs vest on the third anniversary of the grant date. RSUs vest one-third on the first anniversary of the grant date, one-third on the second anniversary of the grant date and one-third on the third anniversary of the grant date. Actual units awarded are based on the trading value of the shares and performance of Pembina.
Disclosure of Share Option Plan
The number and weighted average exercise prices of share options is as follows:

(thousands of options, except as noted)	Number of Options	Weighted Average Exercise Price (dollars)
Balance at December 31, 2023	10,682	$42.38
Granted	165	$50.46
Exercised(1)	(6,519)	$42.90
Forfeited	(37)	$46.02
Expired	(119)	$44.80
Balance at December 31, 2024	4,172	$41.78
Exercised(1)	(1,481)	$41.31
Forfeited	(9)	$45.19
Expired	(48)	$44.15
Balance at December 31, 2025	2,634	$41.99
(1)    Exercise represents the net number of common shares equivalent to the employee's gain upon exercise.
As of December 31, 2025, the following options are outstanding:

(thousands of options, except as noted) Exercise Price (dollars)	Options Outstanding at December 31, 2025	Options Exercisable	Weighted Average Remaining Life (years)
$26.83 – $37.03	440	440	2
$37.04 – $37.50	610	610	2
$37.51 – $45.50	597	583	2
$45.51 – $48.08	457	301	3
$48.09 – $50.46	530	421	2
Total	2,634	2,355	2
Options are exercised regularly throughout the year. Therefore, the weighted average share price during the year of $55.20 (2024: $51.47) is representative of the weighted average share price at the date of exercise.
Expected volatility is estimated by considering historic average share price volatility. The weighted average inputs used in the measurement of the fair values at grant date of share options are the following:
Share Options Granted

For the years ended December 31 (dollars, except as noted)	2025	2024
Weighted average
Fair value at grant date	—	6.96
Expected volatility (percent)	—	25.1
Expected option life (years)	—	3.67
Expected annual dividends per option	—	2.74
Expected forfeitures (percent)	—	7.2
Risk-free interest rate (based on government bonds) (percent)	—	3.9
Disclosure of Long-Term Share Unit Award Incentive Plan
The long-term share unit award incentive plans were valued using the volume weighted average price for the 20 days ending December 31, 2025 of $52.68 (2024: $54.05). Actual payment may differ from the amount valued based on market price and company performance.
Employee Expenses

For the years ended December 31
($ millions)	2025	2024
Share option plan, equity settled	2	3
Long-term share unit award incentive plan	92	81
Share-based compensation expense	94	84

Total carrying amount of liabilities for cash settled arrangements	165	158
Total intrinsic value of liability for vested benefits	98	105